BASIS OF PRESENTATION (Detail Textual)			1 Months Ended
	Oct. 29, 2018	Feb. 13, 2015	Oct. 29, 2018	Feb. 13, 2015	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 $ / shares
Disclosure Text Block [Abstract]
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split			the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.	the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.0067	0.831105